New York Life Insurance Company

44 South Broadway

White Plains, New York 10601

Tel: (914) 960-4141

E-mail: Laura_Bramson@newyorklife.com

Laura Molnar Bramson

Associate General Counsel

VIA EDGAR

October 9, 2020

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	New York Life Insurance and Annuity Corporation (“NYLIAC”)

Variable Annuity Separate Account – III

Form N-4 Registration Statement

Pre-Effective Amendment No. 1 under the Securities Act and (File No. 333-239752) and

Amendment No. 212 under the 1940 Act File No. 811-08904

Commissioners:

On behalf of NYLIAC Variable Annuity Separate Account – III (the “Registrant”), a separate account established by NYLIAC, we hereby electronically file on Form N-4, Pre-Effective Amendment No. 1 to the above-captioned registration statement (“Registration Statement”) under the Securities Act of 1933 (“Securities Act”) and Amendment No. 212 to the Registration Statement under the Investment Company Act of 1940 (collectively, the “Amendment”).

The Registrant is filing the Amendment to:

●	reflect changes to the Registration Statement in response to the Commission staff’s (the “Staff”) comments as described in a September 4, 2020 letter from the Staff; and

●	make certain additional changes to the Registration Statement.

The Registrant represents that the Amendment effects no other material changes to the Registration Statement.

We expect to make further updating changes to reflect Staff comments to this Amendment and to include all financial statements in a subsequent pre-effective amendment.

Please feel free to call me at (914) 960-4141 or e-mail me at Laura_Bramson@newyorklife.com with any questions or comments on the filing.

Sincerely,

/s/ Laura M. Bramson
Laura M. Bramson
Associate General Counsel